As filed with the Securities and Exchange Commission on May 27, 2011.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21279

The Merger Fund VL
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York  10595
(Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
100 Summit Lake Drive
Valhalla, New York  10595
(Name and address of agent for service)

Registrant's telephone number, including area code: 914-741-5600

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2011

Item 1. Schedule of Investments.

Merger VL Fund
SCHEDULE OF INVESTMENTS
March 31, 2011
(Unaudited)

Shares		Value
COMMON STOCKS - 95.46%
	AEROSPACE & DEFENSE - 2.11%
5,600	ITT Corporation (f)	$336,280
	AIRLINES - 2.15%
46,000	AirTran Holdings, Inc. (a)(g)	342,700
	BIOTECHNOLOGY - 7.73%
2,100	Cephalon, Inc. (a)(h)	159,138
10,550	Genzyme Corporation (a)(f)	803,383
8,400	Savient Pharmaceuticals Inc. (a)(h)	89,040
6,700	Talecris Biotherapeutics Holdings Corp. (a)(h)	179,560
		1,231,121
	BROADCASTING - 0.06%
1,100	CC Media Holdings, Inc. (a)(e)	8,800
	CABLE & SATELLITE TV - 1.52%
10,400	Comcast Corporation Special Class A (g)	241,488
	COAL & CONSUMABLE FUELS - 6.67%
15,550	Massey Energy Company (f)	1,062,998
	COMPUTER STORAGE & PERIPHERALS - 1.47%
3,700	EMC Corp. (a)(h)	98,235
9,500	Seagate Technology LLC (a)(h)	136,800
		235,035
	CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS - 6.49%
11,300	Bucyrus Inernational Inc. (e)	1,033,385
	DEPARTMENT STORES - 0.83%
3,300	Dillard's, Inc. (h)	132,396
	DIVERSIFIED CHEMICALS - 1.76%
16,100	Huntsman Corporation (f)	279,818
	DIVERSIFIED METALS & MINING - 6.53%
13,700	Fronteer Gold, Inc. (a)(b)(g)	207,160
600	Rio Tinto plc - ADR (g)	42,672
60,600	Western Coal Corp. (a)(b)(e)	791,294
		1,041,126
	ELECTRIC UTILITIES - 0.41%
1,400	Progress Energy Inc. (h)	64,596
	GAS UTILITIES - 0.08%
250	Nicor Inc. (e)	13,425
	GENERAL MERCHANDISE STORES - 3.57%
4,000	99 Cents Only Stores (a)(f)	78,400
5,500	Big Lots, Inc. (a)(f)	238,865
4,900	Family Dollar Stores, Inc. (f)	251,468
		568,733
	HEALTH CARE EQUIPMENT - 0.63%
1,200	Beckman Coulter, Inc. (g)	99,684
	HEALTH CARE SERVICES - 2.17%
3,000	Emergency Medical Services Corporation (a)(e)	190,770
4,200	RehabCare Group, Inc. (a)(h)	154,854
		345,624
	HOTELS, RESORTS & CRUISE LINES - 0.85%
3,800	Marriott International Inc. (h)	135,204
	HOUSEWARES & SPECIALTIES - 0.66%
1,700	Fortune Brands, Inc. (h)	105,213
	HYPERMARKETS & SUPER CENTERS - 0.95%
3,100	BJ's Wholesale Club, Inc. (a)(h)	151,342
	INDUSTRIAL REITS - 1.02%
10,200	ProLogis (h)	162,996
	INTEGRATED TELECOMMUNICATION SERVICES - 7.16%
11,200	AT&T Inc. (f)	342,720
116,600	Qwest Communications International Inc. (e)	798,710
		1,141,430
	INTERNET SOFTWARE & SERVICES - 0.99%
8,300	Terremark Worldwide, Inc. (a)(h)	157,700
	LIFE SCIENCES TOOLS & SERVICES - 0.52%
700	Dionex Corporation (a)(h)	82,635
	MOVIES & ENTERTAINMENT - 0.18%
1,670	News Corporation Class A	29,325
	OIL & GAS DRILLING - 2.16%
8,000	Pride International, Inc. (a)(g)	343,600
	OIL & GAS EXPLORATION & PRODUCTION - 3.68%
19,900	EXCO Resources Inc. (f)	411,134
12,200	Quicksilver Resources Inc. (a)(h)	174,582
		585,716
	PACKAGED FOODS & MEATS - 1.30%
11,700	Sara Lee Corp. (f)	206,739
	PAPER PACKAGING - 2.45%
10,100	Smurfit-Stone Container Corporation (a)(g)	390,365
	PERSONAL PRODUCTS - 4.13%
17,672	Alberto-Culver Company (e)	658,635
	REGIONAL BANKS - 4.09%
81,600	Marshall & Ilsley Corporation (g)	651,984
	SEMICONDUCTOR EQUIPMENT - 1.96%
22,200	Verigy Ltd. (a)(g)	312,798
	SEMICONDUCTORS - 1.40%
5,000	Atheros Communications, Inc. (a)(g)	223,250
	SPECIALIZED FINANCE - 3.40%
15,400	NYSE Euronext (f)	541,618
	SPECIALIZED REITS - 1.20%
4,500	Nationwide Health Properties, Inc. (f)	191,385
	SPECIALTY CHEMICALS - 4.46%
5,300	The Lubrizol Corporation (f)	709,988
	STEEL - 3.15%
28,400	Consolidated Thompson Iron Mines Limited (a)(b)(g)	502,090
	SYSTEMS SOFTWARE - 1.94%
52,100	Novell, Inc. (a)(g)	308,953
	TRUCKING - 3.63%
8,650	Dollar Thrifty Automotive Group, Inc. (a)(f)	577,215
	TOTAL COMMON STOCKS (Cost $14,471,686)	15,207,390

WARRANTS - 0.01%
668	Kinross Gold Corporation (a)(b)	1,860
	TOTAL WARRANTS (Cost $2,560)	1,860

Principal Amount
CORPORATE BONDS - 2.89%
	Washington Mutual, Inc.
410,000	5.250%, 9/15/2017 (d)(h)	460,225
	TOTAL CORPORATE BONDS (Cost $461,897)	460,225

Contracts (100 shares per contract)
PURCHASED PUT OPTIONS - 0.14%
	99 Cents Only Stores
40	Expriation: April, 2011, Exercise Price: $17.50	200
	AT&T Inc.
112	Expriation: May, 2011, Exercise Price: $25.00	896
	Big Lots, Inc.
40	Expriation: April, 2011, Exercise Price: $32.50	100
15	Expriation: May, 2011, Exercise Price: $35.00	795
	BJ's Wholesale Club, Inc.
31	Expriation: April, 2011, Exercise Price: $45.00	620
	Cephalon, Inc.
21	Expriation: April, 2011, Exercise Price: $65.00	315
	Dillard's, Inc.
33	Expriation: May, 2011, Exercise Price: $35.00	2,805
	Energy Select Sector SPDR Fund
4	Expriation: June, 2011, Exercise Price: $80.00	1,400
	Family Dollar Stores, Inc.
31	Expriation: April, 2011, Exercise Price: $42.00	78
18	Expriation: April, 2011, Exercise Price: $43.00	90
	Fortune Brands, Inc.
17	Expriation: April, 2011, Exercise Price: $55.00	85
	Huntsman Corporation
29	Expriation: April, 2011, Exercise Price: $13.00	72
100	Expriation: May, 2011, Exercise Price: $13.00	1,000
	iShares Nasdaq Biotechnology Index Fund
2	Expriation: June, 2011, Exercise Price: $100.00	600
	Marriott International Inc.
38	Expriation: April, 2011, Exercise Price: $35.00	2,470
	Massey Energy Company
72	Expriation: April, 2011, Exercise Price: $50.00	324
	Materials Select Sector SPDR
6	Expriation: June, 2011, Exercise Price: $40.00	1,026
	Nationwide Health Properties, Inc.
45	Expriation: June, 2011, Exercise Price: $35.00	1,238
	NYSE Euronext
3	Expriation: April, 2011, Exercise Price: $31.00	12
44	Expriation: April, 2011, Exercise Price: $32.00	352
19	Expriation: April, 2011, Exercise Price: $33.00	285
	Progress Energy Inc.
14	Expriation: April, 2011, Exercise Price: $41.00	105
	ProLogis
102	Expriation: July, 2011, Exercise Price: $12.00	1,275
	Quicksilver Resources Inc.
122	Expriation: April, 2011, Exercise Price: $12.00	305
	Sara Lee Corp.
72	Expriation: May, 2011, Exercise Price: $15.00	360
	Seagate Technology LLC
33	Expriation: May, 2011, Exercise Price: $11.00	330
	Smith & Nephew PLC
13,300	Expriation: June, 2011, Exercise Price: GBP 600.00	746
	Technology Select Sector SPDR Fund
36	Expriation: June, 2011, Exercise Price: $27.00	5,166
	TOTAL PURCHASED PUT OPTIONS (Cost $53,398)	23,050

Shares
SHORT TERM INVESTMENTS - 4.33%
690,251	Fidelity Institutional Money Market Portfolio, 0.21% (c)(h)	690,251
	TOTAL SHORT TERM INVESTMENTS (Cost $690,251)	690,251
	TOTAL INVESTMENTS (Cost $15,679,792) - 102.83% (h)	$16,382,776

ADR	American Depository Receipt
GBP	British Pounds
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2011.
(d)	Default or other conditions exist and security is not presently accruing income.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short.
(f)	All or a portion of the shares have been committed as collateral for written option contracts.
(g)	All or a portion of the shares have been committed as collateral for swap contracts.
(h)	All or a portion of the shares have been committed as collateral for forward currency exchange contracts.
The Global Industry Classifications Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.and Standar & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

(h)	The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows*:

Cost of investments	$15,706,305
Gross unrealized appreciation	883,802
Gross unrealized depreciation	(207,331)
Net unrealized appreciation	$676,471

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Fund's most recent semi-annual or annual report.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of March 31, 2011. These assets and liabilities are measured on a recurring basis.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011.

	Level 1	Level 2	Level 3	Total

Common Stock*	$13,617,386	$1,590,004	$-	$15,207,390

Warrants	1,860	-	-	1,860

Corporate Bonds	-	460,225	-	460,225

Purchased Options	22,304	746	-	23,050

Short-Term Investments	690,251	-	-	690,251

Total Investments in Securities	$14,331,801	$2,050,975	$-	$16,382,776

Securities Sold Short	$3,441,404	$53,320	$-	$3,494,724

Options Written	442,244	16,960	-	459,204

Swap Contracts **	-	40,253	-	40,253

Forward Currency Exchange Contracts **	-	61,846	-	61,846

*Please refer to the Schedule of Investments to view common stocks segregated by industry type.
**Swap contracts and forward currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instruments.

The Fund did not invest in Level 3 Securities at March 31, 2011. There were no transfers into or out of Level 1 or 2 during the period.

The Merger Fund
SCHEDULE OF SECURITIES SOLD SHORT
March 31, 2011
(Unaudited)

Shares		Value
142	AGL Resources Inc.	5,657
8,656	Alpha Natural Resources Inc.	513,907
116	Avis Budget Group, Inc.	2,078
10,362	Bank of Montreal (a)	673,323
19,403	CenturyLink, Inc.	806,195
10,400	Comcast Corporation Class A	257,088
3,784	Ensco plc - ADR	218,867
4,246	Grifols SA (a)	74,014
1,992	Kindred Healthcare, Inc.	47,569
27	Kinross Gold Corporation (a)	425
1,670	News Corporation Class B	31,095
700	Nissan Motor Co., Ltd. (a)	6,210
3,557	Novartis AG - ADR	193,323
601	Rio Tinto Ltd. (a)	52,895
3,100	RockTenn Company	214,985
7,033	Southwest Airlines Co.	88,827
291	VMware Inc.	23,728
2,101	Walter Energy Inc.	284,538
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $3,188,464)	$3,494,724

ADR -	American Depository Receipt
(a)	Foreign security.

The Merger Fund
SCHEDULE OF OPTIONS WRITTEN
March 31, 2011
(Unaudited)

Contracts (100 Shares per contract)
CALL OPTIONS WRITTEN
	99 Cents Only Stores
40	Expiration April 2011, Exercise Price $20.00	$400
	ASX Ltd.
46	Expiration April 2011, Exercise Price AUD 34.50	3,117
3	Expiration April 2011, Exercise Price AUD 34.00	303
	AT&T Inc.
112	Expiration May 2011, Exercise Price $28.00	29,400
	Big Lots, Inc.
40	Expiration April 2011, Exercise Price $37.50	24,000
15	Expiration May 2011, Exercise Price $40.00	7,260
	BJ's Wholesale Club, Inc.
31	Expiration April 2011, Exercise Price $47.50	5,890
	British Sky Broadcasting Group
95	Expiration June 2011, Exercise Price GBP 8.20	4,152
	Cephalon, Inc.
21	Expiration April 2011, Exercise Price $75.00	3,990
	Dillard's, Inc.
33	Expiration May 2011, Exercise Price $38.00	12,705
	Dollar Thrifty Automotive Group, Inc.
16	Expiration April 2011, Exercise Price $48.00	30,000
38	Expiration April 2011, Exercise Price $50.00	63,574
19	Expiration May 2011, Exercise Price $55.00	22,990
7	Expiration May 2011, Exercise Price $60.00	5,390
	EXCO Resources, Inc.
14	Expiration April 2011, Exercise Price $20.00	1,085
42	Expiration June 2011, Exercise Price $21.00	2,940
	Family Dollar Stores, Inc.
49	Expiration April 2011, Exercise Price $47.00	22,785
	Fortune Brands, Inc.
17	Expiration April 2011, Exercise Price $60.00	3,740
	Genzyme Corporation
48	Expiration July 2011, Exercise Price $75.00	6,480
	Huntsman Corporation
29	Expiration April 2011, Exercise Price $16.00	4,350
120	Expiration May 2011, Exercise Price $17.00	15,600
	ITT Corporation
23	Expiration April 2011, Exercise Price $55.00	11,960
9	Expiration April 2011, Exercise Price $60.00	765
10	Expiration May 2011, Exercise Price $60.00	1,850
11	Expiration July 2011, Exercise Price $55.00	6,435
	The Lubrizol Corporation
3	Expiration June 2011, Exercise Price $135.00	105
32	Expiration September 2011, Exercise Price $135.00	1,280
	Marriott International Inc.
13	Expiration April 2011, Exercise Price $40.00	65
25	Expiration May 2011, Exercise Price $35.00	5,000
	Massey Energy Company
72	Expiration April 2011, Exercise Price $57.50	79,380
	Nationwide Health Properties
45	Expiration June 2011, Exercise Price $40.00	13,500
	NYSE Euronext
25	Expiration April 2011, Exercise Price $33.00	5,812
65	Expiration April 2011, Exercise Price $34.00	9,555
39	Expiration April 2011, Exercise Price $35.00	3,276
19	Expiration April 2011, Exercise Price $36.00	950
6	Expiration May 2011, Exercise Price $34.00	1,314
	Progress Energy Inc.
14	Expiration April 2011, Exercise Price $45.00	1,820
	ProLogis
102	Expiration July 2011, Exercise Price $15.00	15,045
	Quicksilver Resources Inc.
122	Expiration April 2011, Exercise Price $14.00	6,100
	Sara Lee Corp.
72	Expiration May 2011, Exercise Price $17.00	7,056
21	Expiration May 2011, Exercise Price $18.00	735
	Seagate Technology LLC
68	Expiration May 2011, Exercise Price $14.00	7,480
	Smith & Nephew PLC
133	Expiration June 2011, Exercise Price GBP 6.80	9,388
	Walter Energy Inc.
2	Expiration April 2011, Exercise Price $110.00	5,112
		459,204
	TOTAL CALL OPTIONS WRITTEN
	(Premiums received $339,614)	$459,204

AUD - Australian Dollars
GBP - British Pounds

The Merger Fund VL
SCHEDULE OF FORWARD CONTRACTS
March 31, 2011
(Unaudited)

			U.S. $ Value at			U.S. $ Value at
Settlement Date	Currency to be Delivered		March 31, 2011	Currency to be Received		March 31, 2011	Unrealized
4/1/2011	455,942	Australian Dollars	$471,546	449,559	U.S. Dollars	$449,559	$(21,987)
4/1/2011	459,307	U.S. Dollars	459,307	455,942	Australian Dollars	471,546	12,239
4/29/2011	330,000	Australian Dollars	340,117	327,606	U.S. Dollars	327,606	(12,511)
5/6/2011	168,900	Australian Dollars	173,914	168,576	U.S. Dollars	168,576	(5,338)
5/11/2011	8,247	Australian Dollars	8,486	8,274	U.S. Dollars	8,274	(212)
5/11/2011	1,719	U.S. Dollars	1,719	1,767	Australian Dollars	1,818	99
5/17/2011	14,800	Australian Dollars	15,217	14,428	U.S. Dollars	14,428	(789)
6/29/2011	63,440	Australian Dollars	64,874	63,313	U.S. Dollars	63,313	(1,561)
6/29/2011	10,712	U.S. Dollars	10,712	10,800	Australian Dollars	11,044	332
6/30/2011	153,191	Australian Dollars	156,636	153,084	U.S. Dollars	153,084	(3,552)
4/8/2011	487,827	Canadian Dollars	503,087	494,754	U.S. Dollars	494,754	(8,333)
4/8/2011	23,766	U.S. Dollars	23,766	23,025	Canadian Dollars	23,745	(21)
4/15/2011	489,900	Canadian Dollars	505,147	492,989	U.S. Dollars	492,989	(12,158)
5/4/2011	19,845	Canadian Dollars	20,454	20,305	U.S. Dollars	20,305	(149)
5/4/2011	19,471	U.S. Dollars	19,471	19,035	Canadian Dollars	19,619	148
5/6/2011	197,584	Canadian Dollars	203,638	199,916	U.S. Dollars	199,916	(3,722)
5/3/2011	1,795,500	Danish Krone	341,092	329,692	U.S. Dollars	329,692	(11,400)
7/14/2011	57,500	Euros	81,307	80,362	U.S. Dollars	80,362	(945)
7/29/2011	24,130	Euros	34,107	33,512	U.S. Dollars	33,512	(595)
6/23/2011	90,440	British Pounds	144,912	146,983	U.S. Dollars	146,983	2,071
8/25/2011	384,359	British Pounds	615,136	621,353	U.S. Dollars	621,353	6,217
8/25/2011	118,298	U.S. Dollars	118,298	73,039	British Pounds	116,893	(1,405)
4/6/2011	999,000	Japanese Yen	12,010	12,094	U.S. Dollars	12,094	84
4/6/2011	12,065	U.S. Dollars	12,065	999,000	Japanese Yen	12,010	(55)
5/9/2011	3,871,959	Japanese Yen	46,560	48,460	U.S. Dollars	48,460	1,900
5/9/2011	46,763	U.S. Dollars	46,763	3,871,959	Japanese Yen	46,560	(203)
			$4,430,341			$4,368,495	$(61,846)

The Merger Fund VL
SCHEDULE OF SWAP CONTRACTS
March 31, 2011
(Unaudited)
				Unrealized
Termination Date	Security	Shares	Notional	Appreciation (Depreciation)	Counterparty

4/12/2011	Alcon, Inc.	7,313	1,211,691	11,326	JPMorgan Chase & Co. Inc.
9/29/2011	ASX Ltd.	4,900	174,577	(1,332)	JPMorgan Chase & Co. Inc.
12/31/2011	British Sky Broadcasting Group	29,645	392,343	44,382	Merrill Lynch & Co. Inc.
12/31/2011	British Sky Broadcasting Group	10,000	133,562	27,876	JPMorgan Chase & Co. Inc.
6/30/2011	Bulgari SpA	1,957	2,867,620	964	JPMorgan Chase & Co. Inc.
5/20/2011	Danisco A/S	2,700	339,309	13,088	Merrill Lynch & Co. Inc.
12/31/2011	Hillgrove Resources Ltd.	131,900	38,145	(9,515)	JPMorgan Chase & Co. Inc.
12/31/2011	Indophil Resources NL	218,844	146,910	(78,651)	JPMorgan Chase & Co. Inc.
12/31/2011	Infigen Energy	16,200	6,106	(11,675)	JPMorgan Chase & Co. Inc.
12/31/2011	Renault SA	200	10,941	(1,366)	JPMorgan Chase & Co. Inc.
4/8/2011	Riversdale Mining Ltd.	20,000	339,550	37,010	JPMorgan Chase & Co. Inc.
6/30/2011	Smith & Nephew PLC	13,300	150,794	880	Merrill Lynch & Co. Inc.
8/30/2011	Tognum AG	2,300	82,032	2,243	JPMorgan Chase & Co. Inc.
5/17/2011	Tower Australia Group Limited	3,700	15,055	1,243	JPMorgan Chase & Co. Inc.
12/31/2011	Daimler AG	(26)	(1,830)	66	JPMorgan Chase & Co. Inc.
4/13/2011	Novartis AG	(100)	(5,446)	(97)	JPMorgan Chase & Co. Inc.
4/14/2011	Novartis AG - Reg.	(10,657)	(580,278)	3,854	JPMorgan Chase & Co. Inc.
12/31/2011	Volvo AB	(109)	(1,931)	(43)	JPMorgan Chase & Co. Inc.
				$40,253

Item 2. Controls and Procedures.

(a)
The Registrant’s Co-Presidents/Principal Executive Officers and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report as required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Merger Fund VL

By (Signature and Title) /s/ Michael T. Shannon
                                                 Michael T. Shannon, Co-President

Date       5/18/11

By (Signature and Title) /s/ Roy Behren
                                                 Roy Behren, Co-President and Treasurer

Date       5/18/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael T. Shannon
                                                 Michael T. Shannon, Co-President

Date       5/18/11

By (Signature and Title)* /s/ Roy Behren
                                                 Roy Behren, Co-President and Treasurer

Date       5/18/11

* Print the name and title of each signing officer under his or her signature.